Interim Condensed Consolidated Income Statements - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Profit or loss [abstract]
Revenue	$ 393,954	$ 334,936	$ 1,192,239	$ 988,614
Cost of sales	(284,798)	(239,879)	(857,907)	(705,140)
Gross profit	109,156	95,057	334,332	283,474
Selling expenses	(36,327)	(33,665)	(109,927)	(97,115)
Research and development costs	(4,872)	(4,655)	(14,577)	(13,299)
General and administrative expenses	(22,140)	(18,795)	(61,609)	(57,141)
Other operating income	264	669	723	2,943
Other operating expenses	(3,333)	(4,298)	(6,889)	(8,588)
Restructuring income	0	0	40,253	0
Restructuring expenses	(905)	(952)	(12,673)	(1,674)
Restructuring income/(expenses), net	(905)	(952)	27,580	(1,674)
Earnings before taxes and finance income/costs (operating result (EBIT))	41,843	33,361	169,633	108,600
Finance income	13,273	12,263	25,733	33,131
Finance costs	(18,956)	(22,190)	(48,858)	(64,330)
Share of profit or loss of joint ventures	160	142	453	404
Financial result	(5,523)	(9,785)	(22,672)	(30,795)
Profit before income taxes	36,320	23,576	146,961	77,805
Income taxes	(12,169)	(8,436)	(45,891)	(27,422)
Profit for the period	$ 24,151	$ 15,140	$ 101,070	$ 50,383
Earnings per share (USD per share), basic	$ 0.40	$ 0.26	$ 1.70	$ 0.85
Weighted average number of ordinary shares, basic (in thousand of shares)	59,722	59,320	59,545	59,320
Earnings per share (USD per share), diluted	$ 0.40	$ 0.25	$ 1.66	$ 0.83
Weighted average number of ordinary shares, diluted (in thousand of shares)	60,867	60,460	60,875	60,462